Changes to Board of Directors	12 Months Ended
Dec. 31, 2012
Changes To Board Of Directors [Abstract]
Changes to Board of Directors

14. Changes to Board of Directors

On September 30, 2012, upon the resignation of Mr. Eli Dominitz and Mr. Kenneth Polinsky from the Board of Directors, the Company appointed Mr. Ethan Benovitz and Mr. Daniel Saks to serve on the Board.